FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
Text block [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
16.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
The Company’s financial instruments consist of cash, marketable securities, warrants, amounts receivable, accounts payable and accrued liabilities and convertible debentures.
Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values.
The three levels of the fair value hierarchy are:

●	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities

●	Level 2 – inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

●	Level 3 – inputs that are not based on observable market data.
The fair values of the Company’s cash, amounts receivable, and accounts payable and accrued liabilities approximate their carrying values due to their short-term nature. The marketable securities and warrants are re-measured
at fair value at each reporting date with any change in fair value recognized in other comprehensive income (loss) (Note 5). The marketable securities are classified as Level 1 and the warrants as Level 2.
T
he convertible debentures are
re-measured
at fair value at each reporting date with any change in fair value recognized in the consolidated statement of net income (loss) with the exception that under IFRS 9, the change in fair value that is attributable to change in credit risk is presented in other comprehensive income (loss) (Note 10). The convertible debentures are classified as Level 2.
Financial Risk
The Company is exposed to varying degrees of a variety of financial instrument-related risks. The Board approves and monitors the risk management processes, controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:
Credit Risk
Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. Financial instruments potentially subject to credit risk are cash, amounts receivable, and lease receivable.

The Company holds cash with large Canadian banks. The Company’s amounts receivable consists of input tax credits receivable from the Government of Canada and interest accrued on cash. The lease receivable is secured by the leased equipment. Accordingly, the Company does not believe it is subject to significant credit risk.
The Company’s maximum exposure to credit risk is as follows:

	December 31, 2023	December 31, 2022
Cash	$ 290,743	$ 134,447
Amounts receivable	1,940	1,801
Lease receivable	4,014	-
	$ 296,697	$ 136,248
Liquidity Risk
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. Liquidity requirements are managed based on expected cash flows to ensure that there is sufficient capital to meet short-term obligations. The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at December 31, 2023, NexGen had cash of $290,743 to settle current liabilities of $27,912.
The Company’s significant undiscounted commitments at December 31, 2023 are as follows:

	Less than 1 year	1 to 3 years	4 to 5 years	Over 5 years	Total
Trade and other payables	$ 26,986	$ -	$ -	$ -	$ 26,986
Convertible debentures (Note 10)	-	-	158,478	-	158,478
Lease liabilities (Note 11(c))	1,476	1,476	-	-	2,952
	$ 28,462	$ 1,476	$ 158,478	$ -	$ 188,416
Foreign Currency Risk
The functional currency of the Company and its subsidiaries is the Canadian dollar. The Company is affected by currency transaction risk and currency translation risk. Consequently, fluctuations of the Canadian dollar in relation to other currencies impact the fair value of financial assets, liabilities and operating results. Financial assets and liabilities subject to currency translation risk primarily includes US dollar denominated cash, US dollar accounts payable and the 2023 Debentures. The Company maintains Canadian and US dollar bank accounts in Canada.
The Company is exposed to foreign exchange risk on its US dollar denominated 2023 Debentures. At maturity, the US$110 million principal amount of the 2023 Debentures is due in full, and prior to maturity, at a premium upon the occurrence of certain events. The Company holds sufficient US dollars to make all cash interest payments due under the 2023 Debentures until maturity but not to pay the principal amount. Accordingly, the Company is subject to risks associated with fluctuations in the Canadian/US dollar exchange rate that may make the 2023 Debentures more costly to repay.

As at December 31, 2023, the Company’s US dollar net financial liabilities were US$81,006. Thus a 10% change in the Canadian dollar versus the US dollar exchange rates would give rise to a $10,728 change in net income and comprehensive income.
The Company has not entered into any agreements or purchased any instruments to hedge possible currency risks at this time.
Equity and Commodity Price Risk
The Company is exposed to price risk with respect to comm
o
dity and equity prices. Equity price risk is defined as the potential adverse impact on the Company’s earnings due to movements in individual equity prices or general movements in the level of the stock market. Accordingly, significant movements in share price may affect the valuation of the 2023 Debentures which may adversely impact its earnings.
Commodity price risk is defined as the potential adverse impact on earnings and economic value due to commodity price movements and volatility. Future declines in commodity prices may impact the valuation of long-lived assets. The Company closely monitors commodity prices of uranium, individual equity movements, and the stock market to determine the appropriate course of action, if any, to be taken by the Company.
Interest Rate Risk
Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company holds its cash in bank accounts that earn variable interest rates. Due to the short-term
nature of these financial instruments, fluctuations in market rates do not have a significant impact on the estimated fair value of the Company’s cash balances as of December 31, 2023. The Company manages interest rate risk by maintaining an investment policy for short-term
investments. This policy focuses primarily on preservation of capital and liquidity. The Company monitors the investments it makes and is satisfied with the credit rating of its banks. The 2023 Debentures in an aggregate principal amount of US$110 million, carry a fixed interest rate of 9.0% and are not subject to interest rate fluctuations.